Fair Value Measurements - Additional information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Measurements
Deferred debt issuance cost	$ 3,400,000	$ 4,500,000
Restricted cash	$ 0	0
Estimated market participant rate	9.18%
FairValueAssetsLevel1ToLevel2TransferAmount	$ 0	$ 0
Partnership To Cease.	20 years
Interest rate swap contracts
Fair Value Measurements
Weighted average remaining terms	1 year 4 months 24 days	1 year 7 months 6 days
Interest rate swap contracts | Minimum
Fair Value Measurements
Notional amount per contract	$ 13,800,000	$ 14,400,000
Fixed interest rate	1.62%	1.55%
Interest rate swap contracts | Maximum
Fair Value Measurements
Notional amount per contract	$ 50,000,000	$ 50,000,000
Fixed interest rate	3.80%	3.80%